Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
Prepaid expenses and other current assets comprise of:

(in thousands of $)	December 31, 2023	December 31, 2022
Prepaid interest (1)	2,410	426
Other prepaid expenses (2)	997	123
Inventory	634	—
Other current assets (3)	2,402	—
Prepaid listing costs (4)	—	858
	6,443	1,407

(1) Prepaid interest pertains to interest paid in advance for "Mount Norefjell,” “Mount Ita,” “Mount Etna” and “Mount Blanc.” These vessels were delivered during the year ended December 31, 2023 and bareboat payments on the lease were paid in advance.

(2) Other prepaid expenses are comprised primarily of prepaid insurance on the six delivered vessels “Mount Norefjell,” “Mount Ita,” “Mount Etna,” “Mount Blanc,” “Mount Matterhorn” and “Mount Neblina” and Directors and Officers Liability insurance.

(3) Other current assets primarily relates to funding advanced to vessel managers.

(4) Equity issuance costs as of December 31, 2022 were recognized as “Prepaid expenses and other current assets” in the Consolidated Balance Sheets. Upon completion of the IPO in 2023, these costs were netted off against the proceeds from the offering and recognized under additional paid-in capital.